LOANS AND ADVANCES TO CUSTOMERS (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Balance On 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	R$ 3,745,866	R$ 3,710,730	R$ 4,709,225
- Financing	1,503,946	1,269,857	1,560,991
- Borrowings	1,669,722	1,919,049	2,461,407
- Revolving	572,198	521,824	686,827
Individuals	7,257,404	6,245,565	8,596,907
- Financing	374,887	437,273	691,697
- Borrowings	3,461,557	2,457,473	3,332,473
- Revolving	3,420,960	3,350,819	4,572,737
Total	11,003,270	9,956,295	13,306,132
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer To Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Companies	(116,449)	(140,446)
- Financing	(29,252)	(29,160)
- Borrowings	(74,163)	(92,415)
- Revolving	(13,034)	(18,871)
Individuals	(185,973)	(334,433)
- Financing	(37,461)	(50,169)
- Borrowings	(76,558)	(136,858)
- Revolving	(71,954)	(147,406)
Total	(302,422)	(474,879)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer To Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Companies	(134,318)	(215,827)
- Financing	(13,511)	(20,572)
- Borrowings	(103,007)	(161,772)
- Revolving	(17,800)	(33,483)
Individuals	(259,775)	(495,432)
- Financing	(23,115)	(32,545)
- Borrowings	(108,329)	(159,899)
- Revolving	(128,331)	(302,988)
Total	(394,093)	(711,259)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer From Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Companies	166,683	105,285
- Financing	68,404	53,638
- Borrowings	91,372	45,821
- Revolving	6,907	5,826
Individuals	272,766	489,139
- Financing	82,535	226,125
- Borrowings	141,655	154,331
- Revolving	48,576	108,683
Total	439,449	594,424
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer From Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Companies	63,654	61,311
- Financing	6,305	38,247
- Borrowings	53,871	16,493
- Revolving	3,478	6,571
Individuals	334,396	194,495
- Financing	38,354	19,825
- Borrowings	238,173	84,418
- Revolving	57,869	90,252
Total	398,050	255,806
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Originated [Member]
IfrsStatementLineItems [Line Items]
Companies	2,411,870	1,978,070
- Financing	620,597	338,386
- Borrowings	1,596,733	1,517,681
- Revolving	194,540	122,003
Individuals	3,875,327	2,419,082
- Financing	183,386	190,516
- Borrowings	2,472,719	1,588,052
- Revolving	1,219,222	640,514
Total	6,287,197	4,397,152
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Constitution [Member]
IfrsStatementLineItems [Line Items]
Companies	(2,356,304)	(2,786,888)
- Financing	(418,454)	(671,673)
- Borrowings	(1,814,133)	(1,868,166)
- Revolving	(123,717)	(247,049)
Individuals	(3,024,902)	(4,624,193)
- Financing	(306,085)	(608,176)
- Borrowings	(1,663,576)	(2,405,044)
- Revolving	(1,055,241)	(1,610,973)
Total	(5,381,206)	(7,411,081)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 1 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Write Off [Member]
IfrsStatementLineItems [Line Items]
Companies
- Financing
- Borrowings
- Revolving
Individuals
- Financing
- Borrowings
- Revolving
Total
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer To Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Companies	(558,573)	(208,600)
- Financing	(37,072)	(47,648)
- Borrowings	(510,770)	(143,760)
- Revolving	(10,731)	(17,192)
Individuals	(379,103)	(662,868)
- Financing	(71,207)	(127,538)
- Borrowings	(239,411)	(311,408)
- Revolving	(68,485)	(223,922)
Total	(937,676)	(871,468)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer From Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Companies	109,540	442,005
- Financing	15,227	35,120
- Borrowings	90,757	400,254
- Revolving	3,556	6,631
Individuals	313,107	713,543
- Financing	20,459	15,317
- Borrowings	265,398	608,173
- Revolving	27,250	90,053
Total	422,647	1,155,548
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Originated [Member]
IfrsStatementLineItems [Line Items]
Companies	510,283	1,460,921
- Financing	66,023	88,747
- Borrowings	386,785	1,334,555
- Revolving	57,475	37,619
Individuals	1,747,141	1,247,324
- Financing	155,931	98,263
- Borrowings	1,297,469	981,605
- Revolving	293,741	167,456
Total	2,257,424	2,708,245
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Constitution [Member]
IfrsStatementLineItems [Line Items]
Companies	(1,403,345)	(1,808,495)
- Financing	(23,966)	(101,646)
- Borrowings	(1,297,552)	(1,573,284)
- Revolving	(81,827)	(133,565)
Individuals	(1,467,067)	(4,255,334)
- Financing	(123,390)	(267,425)
- Borrowings	(1,011,340)	(3,104,782)
- Revolving	(332,337)	(883,127)
Total	(2,870,412)	(6,063,829)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Write Off [Member]
IfrsStatementLineItems [Line Items]
Companies
- Financing
- Borrowings
- Revolving
Individuals
- Financing
- Borrowings
- Revolving
Total
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Balance On 2 [Member]
IfrsStatementLineItems [Line Items]
Companies	1,015,120	2,407,449	2,486,457
- Financing	258,842	277,782	327,687
- Borrowings	620,261	1,968,250	1,903,891
- Revolving	136,017	161,417	254,879
Individuals	3,200,306	3,073,021	6,185,062
- Financing	404,722	468,003	925,342
- Borrowings	2,107,776	1,860,757	3,704,642
- Revolving	687,808	744,261	1,555,078
Total	4,215,426	5,480,470	8,671,519
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer To Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	(166,683)	(105,285)
- Financing	(68,404)	(53,638)
- Borrowings	(91,372)	(45,821)
- Revolving	(6,907)	(5,826)
Individuals	(272,766)	(489,139)
- Financing	(82,535)	(226,125)
- Borrowings	(141,655)	(154,331)
- Revolving	(48,576)	(108,683)
Total	(439,449)	(594,424)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer From Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	116,449	140,446
- Financing	29,252	29,160
- Borrowings	74,163	92,415
- Revolving	13,034	18,871
Individuals	185,973	334,433
- Financing	37,461	50,169
- Borrowings	76,558	136,858
- Revolving	71,954	147,406
Total	302,422	474,879
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer To Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Companies	(109,540)	(442,005)
- Financing	(15,227)	(35,120)
- Borrowings	(90,757)	(400,254)
- Revolving	(3,556)	(6,631)
Individuals	(313,107)	(713,543)
- Financing	(20,459)	(15,317)
- Borrowings	(265,398)	(608,173)
- Revolving	(27,250)	(90,053)
Total	(422,647)	(1,155,548)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer From Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Companies	558,573	208,600
- Financing	37,072	47,648
- Borrowings	510,770	143,760
- Revolving	10,731	17,192
Individuals	379,103	662,868
- Financing	71,207	127,538
- Borrowings	239,411	311,408
- Revolving	68,485	223,922
Total	937,676	871,468
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Originated [Member]
IfrsStatementLineItems [Line Items]
Companies	7,338,511	6,357,801
- Financing	326,738	140,230
- Borrowings	6,786,917	5,943,829
- Revolving	224,856	273,742
Individuals	9,908,384	8,276,003
- Financing	406,606	320,483
- Borrowings	7,272,869	6,632,759
- Revolving	2,228,909	1,322,761
Total	17,246,895	14,633,804
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Constitution [Member]
IfrsStatementLineItems [Line Items]
Companies	4,516,910	6,695,484
- Financing	955,271	1,003,847
- Borrowings	2,497,132	4,145,539
- Revolving	1,064,507	1,546,098
Individuals	14,421,714	19,889,609
- Financing	1,560,047	1,317,083
- Borrowings	5,880,689	7,751,971
- Revolving	6,980,978	10,820,555
Total	18,938,624	26,585,093
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Write Off [Member]
IfrsStatementLineItems [Line Items]
Companies	(13,928,324)	(14,626,755)
- Financing	(1,567,199)	(1,078,629)
- Borrowings	(10,617,743)	(12,016,166)
- Revolving	(1,743,382)	(1,531,960)
Individuals	(24,649,091)	(25,774,816)
- Financing	(1,672,288)	(1,504,900)
- Borrowings	(11,608,643)	(14,365,527)
- Revolving	(11,368,160)	(9,904,389)
Total	(38,577,415)	(40,401,571)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer To Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	(63,654)	(61,311)
- Financing	(6,305)	(38,247)
- Borrowings	(53,871)	(16,493)
- Revolving	(3,478)	(6,571)
Individuals	(334,396)	(194,495)
- Financing	(38,354)	(19,825)
- Borrowings	(238,173)	(84,418)
- Revolving	(57,869)	(90,252)
Total	(398,050)	(255,806)
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Transfer From Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	134,318	215,827
- Financing	13,511	20,572
- Borrowings	103,007	161,772
- Revolving	17,800	33,483
Individuals	259,775	495,432
- Financing	23,115	32,545
- Borrowings	108,329	159,899
- Revolving	128,331	302,988
Total	394,093	711,259
Reconciliation Of Expected Losses From Loans And Advances To Customers Stages Stages Stage 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Balance On 3 [Member]
IfrsStatementLineItems [Line Items]
Companies	15,492,712	17,045,918	18,698,277
- Financing	2,149,523	2,405,662	2,345,361
- Borrowings	12,483,496	13,348,041	15,386,054
- Revolving	859,693	1,292,215	966,862
Individuals	20,851,509	21,179,127	18,538,069
- Financing	1,710,662	1,380,788	1,123,181
- Borrowings	12,317,493	10,928,409	11,130,490
- Revolving	6,823,354	8,869,930	6,284,398
Total	36,344,221	38,225,045	37,236,346
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated All Stages 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Balance On 1 [Member]
IfrsStatementLineItems [Line Items]
Companies	20,253,698	23,164,097
- Financing	3,912,311	3,953,301
- Borrowings	14,773,479	17,235,340
- Revolving	1,567,908	1,975,456
Individuals	31,309,219	30,497,713
- Financing	2,490,271	2,286,064
- Borrowings	17,886,826	15,246,639
- Revolving	10,932,122	12,965,010
Total	51,562,917	53,661,810
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated All Stages 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Originated [Member]
IfrsStatementLineItems [Line Items]
Companies	10,260,664
- Financing	1,013,358
- Borrowings	8,770,435
- Revolving	476,871
Individuals	15,530,852
- Financing	745,923
- Borrowings	11,043,057
- Revolving	3,741,872
Total	25,791,516
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated All Stages 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Constitution [Member]
IfrsStatementLineItems [Line Items]
Companies	757,261
- Financing	512,851
- Borrowings	(614,553)
- Revolving	858,963
Individuals	9,929,745
- Financing	1,130,572
- Borrowings	3,205,773
- Revolving	5,593,400
Total	10,687,006
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated All Stages 2 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Write Off [Member]
IfrsStatementLineItems [Line Items]
Companies	(13,928,324)
- Financing	(1,567,199)
- Borrowings	(10,617,743)
- Revolving	(1,743,382)
Individuals	(24,649,091)
- Financing	(1,672,288)
- Borrowings	(11,608,643)
- Revolving	(11,368,160)
Total	R$ (38,577,415)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated All Stages 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Originated [Member]
IfrsStatementLineItems [Line Items]
Companies		9,796,792
- Financing		567,363
- Borrowings		8,796,065
- Revolving		433,364
Individuals		11,942,409
- Financing		609,262
- Borrowings		9,202,416
- Revolving		2,130,731
Total		21,739,201
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated All Stages 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Constitution [Member]
IfrsStatementLineItems [Line Items]
Companies		2,100,101
- Financing		230,528
- Borrowings		704,089
- Revolving		1,165,484
Individuals		11,010,082
- Financing		441,482
- Borrowings		2,242,145
- Revolving		8,326,455
Total		13,110,183
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated All Stages 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Write Off [Member]
IfrsStatementLineItems [Line Items]
Companies		(14,626,755)
- Financing		(1,078,629)
- Borrowings		(12,016,166)
- Revolving		(1,531,960)
Individuals		(25,774,816)
- Financing		(1,504,900)
- Borrowings		(14,365,527)
- Revolving		(9,904,389)
Total		(40,401,571)
Reconciliation Of The Gross Book Value Of Loans And Advances To Clients Stages Consolidated All Stages 3 [Member] | Reconciliation Of Expected Losses From Loans And Advances To Customers Balance On 2 [Member]
IfrsStatementLineItems [Line Items]
Companies		23,164,097	25,893,959
- Financing		3,953,301	4,234,039
- Borrowings		17,235,340	19,751,352
- Revolving		1,975,456	1,908,568
Individuals		30,497,713	33,320,038
- Financing		2,286,064	2,740,220
- Borrowings		15,246,639	18,167,605
- Revolving		12,965,010	12,412,213
Total		R$ 53,661,810	R$ 59,213,997